Related Parties (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Personnel Compensation

Key management personnel compensation comprised**:

	For the year ended March 31
Particulars	2020	2021	2022
Short-term employee benefits	2,287	1,961	2,351
Contribution to defined contribution plan	184	21	30
Share based payment	19,804	16,767	16,930
Legal and professional	77	38	84
Total	22,352	18,787	19,395

Note: **	Cost related to defined benefit liability and liability for compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

	As at March 31
Balance Outstanding	2021	2022
Employee related payables	1,207	746
Accrued expenses	34	75

Summary of Transactions with Entity Providing Key Management Personnel Services	Transactions with entity providing key management personnel services:
	For the year ended March 31
Transactions	2020	2021	2022
Key management personnel services	4	5	7
Consultancy services	28	13	16

Trip.com and its Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party
b)	Trip.com and its subsidiaries

	For the year ended March 31
Transactions	2020	2021	2022
Sale (refund) of air ticketing^	1,241	(14)	211
Purchase (refund) of air ticketing^	21,610	(659)	475
Sale of hotels and packages^	7,734	425	1,204
Purchase of hotels and packages^	6,451	647	3,015
Commission received	190	11	23
Commission paid	1,087	61	149
Other operating expenses	1,556	284	306
Advance given	—	—	1,074
Advance given received back	—	—	1,074

^	represents gross amount booked/charged for the air ticketing and hotels and packages transactions

	As at March 31
Balance Outstanding	2021	2022
Trade and other receivables	62	345
Trade payables	489	373
Advance to vendor	—	21

Saaranya Hospitality Technologies Private Limited [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee
	For the year ended March 31
Transactions	2020	2021	2022
Loan given	—	55	—
Interest income	—	3	3

	As at March 31
Balance Outstanding	2021	2022
Loan outstanding	55	53
Interest accrued	—	*

PasajeBus SpA [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee
	For the year ended March 31
Transactions	2020	2021	2022
Ancillary revenue	110	81	114

	As at March 31
Balance Outstanding	2021	2022
Trade receivables	22	19

Holiday IQ Pte Ltd and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Equity-Accounted Investee and Its Subsidiaries
	For the year ended March 31
Transactions	2020	2021	2022
Revenue from air ticketing	6	—	—
Services received	11	—	—